UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4075
RIVERSOURCE INTERNATIONAL SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 10/31
Date of reporting period: 07/31

Portfolio of Investments
RiverSource Disciplined International Equity Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.4%)(c)

Issuer	Shares		Value(a)
Australia (8.8%)
AGL Energy	85,965		$1,070,942
Australian Stock Exchange	19,596		615,719
BHP Billiton	185,467		5,869,360
BlueScope Steel	135,318		381,280
CFS Retail Property Trust	220,027	(d)	315,499
Coca-Cola Amatil	80,936		631,367
Commonwealth Bank of Australia	32,493		1,162,765
CSL	82,652		2,111,168
Dexus Property Group	410,691		250,667
Foster’s Group	246,530		1,111,007
GPT Group	2,232,232		989,176
Macquarie Airports	156,426		325,662
Macquarie Infrastructure Group	405,296		491,358
Natl Australia Bank	58,700		1,194,094
Newcrest Mining	47,730		1,197,212
OneSteel	183,820		459,539
Origin Energy	68,798		834,069
Qantas Airways	271,919		527,456
QBE Insurance Group	68,827		1,122,152
Rio Tinto	28,077	(d)	1,417,901
Santos	92,687		1,125,237
Stockland	393,011		1,035,079
Tatts Group	239,141		489,867
Telstra	509,287		1,503,127
Woodside Petroleum	12,433		475,062
Woolworths	181,816		4,142,447

Total			30,849,212

Austria (0.3%)
OMV	28,720	(d)	1,139,868

Belgium (2.1%)
Anheuser-Busch InBev	64,153		2,552,110
Belgacom	40,572	(d)	1,453,283
Delhaize Group	14,713		1,051,938
Dexia	68,148	(b,d)	535,215
Fortis	239,512	(b)	931,826
Groupe Bruxelles Lambert	10,330		819,680

Total			7,344,052

Denmark (1.1%)
A P Moller — Maersk Series B	169	(d)	1,051,348
Danske Bank	82,213	(b)	1,711,378
Novozymes Series B	5,943		534,094
Vestas Wind Systems	8,818	(b)	621,147

Total			3,917,967

Finland (1.9%)
Neste Oil	15,598		220,509

Issuer	Shares		Value(a)
Nokia	244,904		3,259,774
Outokumpu	32,029		627,611
Stora Enso Series R	214,011	(b,d)	1,360,241
UPM-Kymmene	120,168		1,258,696

Total			6,726,831

France (10.7%)
Air France-KLM	43,656		549,413
AXA	88,628		1,873,082
BNP Paribas	83,698		6,101,062
Carrefour	14,400		675,873
Casino Guichard Perrachon	2,514		173,223
CNP Assurances	6,723		614,234
Compagnie de Saint-Gobain	73,549	(d)	2,981,974
Credit Agricole	124,680	(d)	1,779,478
France Telecom	180,880	(d)	4,513,584
GDF Suez	27,867	(d)	1,064,513
Hermes Intl	1,187		178,378
Lafarge	10,910	(d)	787,964
Michelin Series B	11,496		829,959
Natixis	301,958	(b)	786,194
Peugeot	32,437	(b)	983,687
Renault	48,134	(b)	2,052,383
Sanofi-Aventis	101,667	(d)	6,658,936
SCOR	37,531		900,961
Societe Generale	26,126		1,677,307
Sodexho Alliance	6,540		344,286
Total	8,893	(d)	493,122
Vallourec	2,728	(d)	358,832
Vivendi	50,557		1,298,677

Total			37,677,122

Germany (5.4%)
BASF	24,934		1,249,354
BMW	77,697	(d)	3,251,487
Commerzbank	53,169	(b,d)	416,741
Daimler	20,629	(d)	954,564
Deutsche Bank	60,824	(d)	3,934,413
Deutsche Boerse	12,564		995,514
Deutsche Lufthansa	46,554		628,941
Deutsche Telekom	262,491	(d)	3,362,938
Fresenius Medical Care & Co	10,694		491,033
MAN	4,616	(d)	319,045
Metro	10,092		584,344
Munich Re Group	5,479	(d)	828,363
Salzgitter	3,144		318,788
SAP	19,305	(d)	907,881
Volkswagen	7,913		620,111

Total			18,863,517

Greece (0.2%)
Hellenic Petroleum	23,812		247,043
OPAP	14,665		352,149

Total			599,192

Hong Kong (5.5%)
Cheung Kong Holdings	361,000		4,662,770
Cheung Kong Infrastructure Holdings	123,000	(d)	448,359
CLP Holdings	374,500		2,546,627
Hang Seng Bank	53,300		865,876

Issuer	Shares		Value(a)
Hong Kong & China Gas	465,000	(d)	1,040,411
Hong Kong Exchanges and Clearing	24,700		465,958
Hongkong Electric Holdings	379,000	(d)	2,090,635
Hutchison Whampoa	135,000	(d)	1,011,204
Link REIT	370,000		840,267
MTR	268,689		974,224
Orient Overseas Intl	119,500		669,207
Sun Hung Kai Properties	193,000	(d)	2,936,121
Swire Pacific Series A	80,000		898,590

Total			19,450,249

Ireland (1.1%)
CRH	109,453		2,612,686
Experian	150,379		1,240,945

Total			3,853,631

Italy (4.9%)
Banca Monte dei Paschi di Siena	331,030	(d)	620,352
Banco Popolare	44,805	(b)	362,038
Enel	312,187		1,696,170
Eni	187,455		4,362,426
Parmalat	230,681	(b)	576,287
Telecom Italia	2,174,064		2,775,649
UniCredit	1,955,281	(b)	5,726,190
Unione di Banche Italiane	69,309		969,449

Total			17,088,561

Japan (16.8%)
Aisin Seiki	30,500		785,069
Astellas Pharma	4,800		183,171
Bridgestone	45,900	(d)	797,670
Canon	68,300		2,548,615
Dai Nippon Printing	85,000		1,245,349
DENSO	64,100		1,893,864
Eisai	5,100		181,681
Fuji Heavy Inds	124,000		500,719
FUJIFILM Holdings	54,600		1,783,446
Hitachi	434,000	(d)	1,458,901
Honda Motor	225,900		7,283,246
JFE Holdings	24,900		1,002,844
KDDI	126		668,626
Kyocera	17,100		1,377,400
Mitsubishi	39,700		793,161
Mitsubishi Chemical Holdings	108,000		485,201
Mitsubishi Tanabe Pharma	31,000		369,313
Mitsui & Co	83,000		1,041,448
Mitsui Chemicals	64,000	(d)	234,757
Mitsui Mining & Smelting	80,000	(b)	220,719
Mitsui OSK Lines	88,000		536,744
Murata Mfg	26,600		1,304,694
Nikon	11,000		221,163
Nintendo	2,600		703,319
Nippon Express	189,900		873,219
Nippon Mining Holdings	131,000		623,150
Nippon Oil	76,000		403,298
Nippon Paper Group	10,700	(d)	275,983
Nippon Telegraph & Telephone	29,000		1,198,626
Nippon Yusen Kabushiki Kaisha	98,000		419,556
Nissan Motor	290,100		2,112,885
Nisshin Seifun Group	34,500		419,762

Issuer	Shares		Value(a)
NTT DoCoMo	539		781,721
Oji Paper	38,000		165,095
Ono Pharmaceutical	10,400		462,833
Osaka Gas	125,000		416,226
Panasonic	84,100		1,333,510
Resona Holdings	22,300	(d)	329,550
Ricoh	93,000		1,220,994
Rohm	12,200		907,907
Seven & I Holdings	23,400		549,133
Shin-Etsu Chemical	37,200		2,005,497
SMC	6,700		756,406
Sojitz	73,100		153,000
Sony	13,400		378,911
SUMCO	24,500		459,699
Sumitomo	128,400		1,271,785
Takeda Pharmaceutical	19,900		805,677
TDK	14,800		779,112
Tokyo Gas	79,000		289,778
Toyo Seikan Kaisha	43,400		931,311
Toyota Inds	20,600		557,463
Toyota Motor	245,900		10,371,471
Yamaha Motor	74,700		930,197

Total			59,804,875

Luxembourg (0.8%)
ArcelorMittal	82,669		2,974,739

Netherlands (9.2%)
Aegon	261,742		1,923,976
Akzo Nobel	10,212		560,222
ASML Holding	42,628		1,115,961
Corio	8,350		462,655
ING Groep	360,636		4,624,448
Koninklijke Ahold	174,867		1,988,388
Koninklijke DSM	26,924	(d)	962,303
Koninklijke Philips Electronics	57,376		1,308,264
Royal Dutch Shell Series A	319,004		8,376,976
Royal Dutch Shell Series B	326,224		8,468,481
Unilever	94,580		2,583,844

Total			32,375,518

New Zealand (0.2%)
Fletcher Building	88,666		421,259
Telecom Corporation of New Zealand	122,646		225,614

Total			646,873

Norway (1.0%)
DNB NOR	219,500	(b)	1,910,471
Norsk Hydro	187,450	(b,d)	1,101,136
Orkla	46,700	(d)	369,887

Total			3,381,494

Singapore (0.9%)
Neptune Orient Lines	305,000	(d)	351,878
Singapore Airlines	107,000	(d)	1,003,926
SingTel	687,000		1,671,126

Total			3,026,930

Issuer	Shares		Value(a)
Spain (6.4%)
ACS Actividades de Construccion y Servicios	12,115		645,541
Banco Santander	309,696		4,484,088
Inditex	32,286		1,736,445
Repsol YPF	196,254		4,556,006
Telefonica	449,912		11,191,602

Total			22,613,682

Sweden (2.9%)
Electrolux Series B	24,273	(b,d)	454,264
Hennes & Mauritz Series B	23,223		1,381,105
Investor Cl B	92,228		1,642,922
Nordea Bank	229,244	(d)	2,224,574
Skandinaviska Enskilda Banken Series A	135,900	(b,d)	759,234
SSAB Svenskt Stal Series B	28,900		345,548
Svenska Cellulosa Series B	92,096		1,184,147
Swedbank	77,264	(b)	597,136
Telefonaktiebolaget LM Ericsson Series B	153,600	(d)	1,507,563

Total			10,096,493

Switzerland (4.0%)
Compagnie Financiere Richemont Series A	41,493		1,019,850
Credit Suisse Group	58,708		2,774,950
Novartis	161,037		7,376,599
STMicroelectronics	98,904		755,340
Swisscom	1,795		589,289
UBS	35,089	(b)	512,673
Xstrata	73,094		986,823

Total			14,015,524

United Kingdom (15.0%)
3i Group	277,664		1,269,733
AstraZeneca	136,554		6,393,904
Barclays	1,371,608		6,926,386
BP	436,363		3,624,246
British American Tobacco	43,951		1,364,122
Cable & Wireless	260,219		626,820
Capita Group	43,107		480,660
Carnival	17,077		497,505
Centrica	133,609		491,576
Compass Group	41,564		223,916
GlaxoSmithKline	236,969		4,548,311
Home Retail Group	256,471		1,345,261
HSBC Holdings	157,769		1,596,444
J Sainsbury	129,986		689,412
Kingfisher	501,973		1,783,973
Liberty Intl	24,003		174,820
Lloyds Banking Group	3,744,209		5,316,400
Marks & Spencer Group	101,653		587,112
Next	24,321		692,699
Old Mutual	580,168		928,642
Pearson	51,988		602,266
Royal Bank of Scotland Group	2,332,713	(b)	1,747,487
SABMiller	59,395		1,376,147
Shire	68,912		1,022,225
Standard Life	205,440		678,813
Tomkins	79,151		234,028
Vodafone Group	3,374,375		6,916,343
Wolseley	21,377	(b)	478,152

Total			52,617,403

Issuer	Shares	Value(a)
United States (0.2%)
Synthes	6,430	722,804
Total Common Stocks (Cost: $447,403,955)		$349,786,537

Other (—%)(c)

Issuer	Shares		Value(a)
Belgium
Fortis Rights	239,512	(b,g)	$—

Italy
Unione di Banche Italiane Warrants	69,309	(b,f)	5,067

Total Other (Cost: $20,538)			$5,067

Money Market Fund (0.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	1,899,374	(e)	$1,899,374

Total Money Market Fund (Cost: $1,899,374)			$1,899,374

Investments of Cash Collateral Received for Securities on Loan (9.2%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	32,364,849	$32,364,849

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $32,364,849)		$32,364,849

Total Investments in Securities (Cost: $481,688,716)(h)		$384,055,827

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2009:

	Percentage of net
Industry	assets	Value
Airlines	0.8%	$2,709,736
Auto Components	1.4	4,864,025
Automobiles	8.3	29,060,750
Beverages	1.6	5,670,631
Biotechnology	0.6	2,111,168
Building Products	0.8	2,981,974
Capital Markets	2.4	8,491,769
Chemicals	1.7	6,031,428
Commercial Banks	14.1	49,804,976
Commercial Services & Supplies	0.4	1,245,349
Communications Equipment	1.4	4,767,337
Construction & Engineering	0.2	645,541
Construction Materials	1.1	3,821,909
Containers & Packaging	0.3	931,311
Diversified Financial Services	2.9	10,096,067
Diversified Telecommunication Services	8.3	29,111,658
Electric Utilities	1.9	6,781,791
Electrical Equipment	0.2	621,147
Electronic Equipment, Instruments & Components	1.9	6,703,553
Food & Staples Retailing	2.8	9,854,758
Food Products	1.0	3,579,893
Gas Utilities	0.5	1,746,415
Health Care Equipment & Supplies	0.2	722,804
Health Care Providers & Services	0.1	491,033
Hotels, Restaurants & Leisure	0.5	1,907,723
Household Durables	0.6	2,166,685
Industrial Conglomerates	0.8	2,923,383
Insurance	2.5	8,870,223
Internet & Catalog Retail	0.4	1,345,261
Leisure Equipment & Products	0.1	221,163
Machinery	0.4	1,434,283
Marine	0.9	3,028,733
Media	0.5	1,900,943
Metals & Mining	4.8	16,903,500
Multiline Retail	0.4	1,279,811
Multi-Utilities	0.7	2,627,031
Office Electronics	1.1	3,769,609
Oil, Gas & Consumable Fuels	9.9	34,949,493
Paper & Forest Products	1.2	4,244,162
Pharmaceuticals	8.0	28,002,650
Professional Services	0.5	1,721,605
Real Estate Investment Trusts (REITs)	1.2	4,068,163
Real Estate Management & Development	2.4	8,497,481
Road & Rail	0.5	1,847,443
Semiconductors & Semiconductor Equipment	0.9	3,238,907
Software	0.5	1,611,200
Specialty Retail	1.4	4,901,523
Textiles, Apparel & Luxury Goods	0.3	1,198,228
Tobacco	0.4	1,364,122
Trading Companies & Distributors	1.1	3,737,546
Transportation Infrastructure	0.2	817,020
Wireless Telecommunication Services	2.4	8,366,690
Other(1)	9.7	34,264,223

Total		$384,055,827

(1)	Cash & Cash Equivalents.
Investments in Derivatives
At July 31, 2009, $192,321 was held in a margin deposit account as collateral to cover initial margin deposits on open stock index futures contracts.
Futures Contracts Outstanding at July 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Dow Jones Euro STOXX 50	10	$375,656	Sept. 2009	$39,757
Financial Times Stock Exchange 100 Index	2	152,881	Sept. 2009	13,017
Nikkei 225	9	986,575	Sept. 2009	78,898

Total				$131,672

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At July 31, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2009 was $5,067, representing less than 0.01% of net assets. Information concerning such security holdings at July 31, 2009 is as follows:

	Acquisition
Security	dates	Cost

Unione di Banche Italiane Warrants	06-20-06 thru 05-02-08	$20,538
(g)	Negligible market value.

(h)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $481,689,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$25,732,000
Unrealized depreciation	(123,365,000)

Net unrealized depreciation	$(97,633,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Semiannual report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Equity Securities
Common Stocks(a)	$349,786,537	$—	$—	$349,786,537
Other(a)	5,067	—	—	5,067

Total Equity Securities	349,791,604	—	—	349,791,604

Other
Affiliated Money Market Fund(b)	1,899,374	—	—	1,899,374
Investments of Cash Collateral Received for Securities on Loan	32,364,849	—	—	32,364,849

Total Other	34,264,223	—	—	34,264,223

Investments in Securities	384,055,827	—	—	384,055,827
Other Financial Instruments(c)	131,672	—	—	131,672

Total	$384,187,499	$—	$—	$384,187,499

(a)	All other industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Threadneedle Asia Pacific Fund(d)
July 31, 2009 (Unaudited)
Investments in Securities
(Percentages represent value of investments compared to net assets)
Common Stocks (47.1%)(c)

Issuer	Shares		Value(a)
Australia (7.0%)
Australia & New Zealand Banking Group	7,704		$119,358
BHP Billiton	7,766		245,765
CSL	2,756		70,396
Macquarie Group	2,702		99,447
Newcrest Mining	2,784		69,831
QBE Insurance Group	5,037		82,123
Rio Tinto	3,356		169,480
Telstra	24,428		72,099
Westpac Banking	3,810		69,094
Woodside Petroleum	1,481		56,589
Woolworths	3,952		90,042

Total			1,144,224

China (9.4%)
ANTA Sports Products	58,000		86,963
Bank of China Series H	239,000		119,039
China Construction Bank Series H	137,000		110,485
China High Speed Transmission Equipment Group	28,000		70,163
China Life Insurance Series H	34,000		150,698
China Natl Building Material Series H	38,000		82,767
China Petroleum & Chemical Series H	94,000		84,419
China Shenhua Energy Series H	22,500		91,888
CNOOC	78,000		104,873
Dongfang Electric Series H	12,200		59,741
Industrial & Commercial Bank of China Series H	176,000		126,722
New Oriental Education & Technology Group ADR	1,510	(b)	110,985
Ping An Insurance Group of China Series H	12,000		106,530
Tencent Holdings	8,000		107,976
Want Want China Holdings	106,000		63,190
Zhuzhou CSR Times Electric Series H	40,000		61,833

Total			1,538,272

Hong Kong (9.5%)
Agile Property Holdings	92,000		130,107
BOC Hong Kong Holdings	42,500		90,594
Cheung Kong Holdings	10,000		129,163
China Mobile	14,500		152,299
China Overseas Land & Investment	46,000		113,488
China Resources Land	56,000		136,858
China Resources Power Holdings	32,000		82,788
Esprit Holdings	9,200		66,478
Hong Kong Exchanges and Clearing	5,800		109,415
Li & Fung	28,000		82,556
MTR	20,000		72,517
New World Development	19,000		45,355
Ports Design	39,500		101,835
Shanghai Industrial Holdings	19,000		102,969
Sun Hung Kai Properties	9,000		136,918

Total			1,553,340

Issuer	Shares		Value(a)
Indonesia (2.4%)
Bank Mandiri	176,000		74,073
Bank Rakyat Indonesia	93,500		68,805
Perusahaan Gas Negara	194,000		68,448
PT Astra Intl	40,000		118,145
Telekomunikasi Indonesia	70,000		63,155
Total			392,626

Malaysia (0.8%)
Bumiputra-Commerce Holdings	22,400		68,713
Genting Group	34,600		63,878
Total			132,591

Singapore (2.7%)
DBS Group Holdings	9,000		86,819
Keppel	11,000		64,142
SingTel	27,000		65,677
United Overseas Bank	7,000		86,013
Wilmar Intl	32,000		133,218
Total			435,869

South Korea (8.6%)
Hyundai Department Store	812		66,771
Hyundai Development	1,060		37,498
Hyundai Engineering & Construction	853		43,961
Hyundai Mobis	884		93,204
Hyundai Motor	1,895		135,925
KB Financial Group	2,950	(b)	127,536
KT&G	1,062		61,649
LG Electronics	1,311		138,225
NHN	345	(b)	50,138
POSCO	227		92,778
Samsung Electronics	557		328,327
Shinhan Financial Group	2,780	(b)	94,157
Shinsegae	200		86,464
SK Telecom	296		44,704
Total			1,401,337

Taiwan (5.4%)
AU Optronics	58,000		64,370
Cathay Financial Holding	41,000	(b)	63,004
Chinatrust Financial Holding	132,000		83,511
Chunghwa Telecom	15,000	(b)	30,093
Compal Electronics	51,000		50,070
Far Eastern Textile	55,000		62,046
Fubon Financial Holding	62,000	(b)	63,611
Hon Hai Precision Industry	37,000		127,477
MediaTek	4,006		57,590
Taiwan Cement	39,000		41,321
Taiwan Semiconductor Mfg	74,000		132,892
Yuanta Financial Holding	142,000	(b)	102,177
Total			878,162

Thailand (0.8%)
Banpu Public	5,400		59,699
Siam Commercial Bank	32,400		73,788
Total			133,487

United Kingdom (0.5%)
Standard Chartered	3,421		81,206

Total Common Stocks (Cost: $7,082,784)			$7,691,114

Exchange Traded Funds (3.2%)(c)

Issuer	Shares		Value(a)
Singapore (2.0%)
iShares MSCI India Fund	56,200	(b)	$324,274

United States (1.2%)
iShares MSCI Taiwan Index Fund	16,789		190,219

Total Exchange Traded Funds (Cost: $489,072)			$514,493

Other (3.2%)(c)

Issuer	Shares		Value(a)
South Korea (—%)
KB Financial Group Rights	125	(b)	$1,613

United States (3.2%)
iPath MSCI India Index Nts	9,947	(b)	527,191

Total Other (Cost: $516,799)			$528,804

Money Market Fund (41.9%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	6,842,839	(e)	$6,842,839

Total Money Market Fund (Cost: $6,842,839)			$6,842,839

Total Investments in Securities (Cost: $14,931,494)(f)			$15,577,250

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2009:

	Percentage of net
Industry	assets	Value
Auto Components	0.6%	$93,204
Automobiles	1.5	254,070
Biotechnology	0.4	70,396
Capital Markets	1.2	201,624
Commercial Banks	9.1	1,481,526
Computers & Peripherals	0.3	50,070
Construction & Engineering	0.5	81,459
Construction Materials	0.8	124,088
Distributors	0.5	82,556
Diversified Consumer Services	0.7	110,985
Diversified Financial Services	7.5	1,214,710
Diversified Telecommunication Services	1.4	231,024
Electrical Equipment	1.2	191,737
Electronic Equipment, Instruments & Components	1.2	191,847
Food & Staples Retailing	1.1	176,506
Food Products	1.2	196,408
Gas Utilities	0.4	68,448
Hotels, Restaurants & Leisure	0.4	63,878
Household Durables	0.8	138,225
Independent Power Producers & Energy Traders	0.5	82,788
Industrial Conglomerates	1.4	229,157
Insurance	2.5	402,355
Internet Software & Services	1.0	158,114
Metals & Mining	3.5	577,854
Multiline Retail	0.4	66,771
Oil, Gas & Consumable Fuels	2.4	397,468
Real Estate Management & Development	4.2	691,889
Road & Rail	0.4	72,517
Semiconductors & Semiconductor Equipment	3.2	518,809
Specialty Retail	0.4	66,478
Textiles, Apparel & Luxury Goods	1.2	188,798
Tobacco	0.4	61,649
Wireless Telecommunication Services	1.2	197,003
Other(1)	41.9	6,842,839

Total		$15,577,250

(1)	Cash & Cash Equivalents.

Investments in Derivatives
Forward Foreign Currency Contracts Open at July 31, 2009

	Currency to be	Currency to be	Unrealized	Unrealized
Exchange date	delivered	received	appreciation	depreciation

Aug. 5, 2009	128,402	155,000	$1,194	$—
	U.S. Dollar	Australian Dollar

Notes to Portfolio of Investments

(a)	All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Shares became publicly available on July 15, 2009.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.

(f)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $14,931,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$650,000
Unrealized depreciation	(4,000)

Net unrealized appreciation	$646,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in footnote (a) in the Notes to Portfolio of Investments.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2	Level 3
	quoted prices	other
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$7,691,114	$—	$—	$7,691,114
Other
Commercial Banks	—	1,613	—	1,613
All Other Industries (a)	527,191	—	—	527,191

Total Equity Securities	8,218,305	1,613	—	8,219,918

Other
Exchange Traded Funds	514,493	—	—	514,493
Affiliated Money Market Fund (b)	6,842,839	—	—	6,842,839

Total Other	7,357,332	—	—	7,357,332

Investments in Securities	15,575,637	1,613	—	15,577,250
Other Financial Instruments (c)	—	1,194	—	1,194

Total	$15,575,637	$2,807	$—	$15,578,444

(a)	All other industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Threadneedle European Equity Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities

	Shares		Value(a)
Common Stocks (99.4%)(c)
Issuer
Australia (2.7%)
Rio Tinto	43,603		$1,812,925

Belgium (2.2%)
Colruyt	3,613	(d)	808,374
Fortis	171,899	(b)	668,776
Total			1,477,150

France (15.2%)
Air Liquide	11,278		1,177,454
ALSTOM	13,664		937,992
AXA	17,786		375,893
BNP Paribas	16,809		1,225,272
Essilor Intl	13,100	(d)	726,216
L’Oreal	7,982		691,608
LVMH Moet Hennessy Louis Vuitton	8,640		779,280
Sanofi-Aventis	28,570		1,871,264
Societe Generale	10,027		643,740
Total	33,732		1,870,459

Total			10,299,178

Germany (10.8%)
BMW	17,424	(d)	805,266
Daimler	22,515		1,041,836
E.ON	28,112		1,064,056
Fresenius Medical Care & Co	30,474	(d)	1,399,264
Linde	6,574		620,388
Munich Re Group	5,762	(d)	871,149
Rhon-Klinikum	21,382		492,114
SAP	21,302	(d)	1,001,796

Total			7,295,869

Greece (1.1%)
Natl Bank of Greece	26,456	(b)	772,145

Ireland (2.0%)
C&C Group	363,254		1,061,229
Irish Life & Permanent	62,747		307,786

Total			1,369,015

Netherlands (9.6%)
Akzo Nobel	12,494		685,410
Heineken	6,122		244,372
Heineken Holding	14,483		498,449
ING Groep	54,547		699,458
Koninklijke (Royal) KPN	105,419	(d)	1,584,201
Koninklijke Ahold	85,116		967,842
Koninklijke Vopak	11,176	(b)	669,885
Unilever	42,487		1,160,708

Total			6,510,325

	Shares		Value(a)
Spain (5.3%)
Banco Santander	143,117		2,072,191
Telefonica	59,705		1,485,167

Total			3,557,358

Switzerland (15.4%)
Credit Suisse Group	25,202		1,191,223
Nestlé	57,830		2,380,537
Novartis	30,444		1,394,544
Roche Holding	17,750		2,799,399
Sika	578	(d)	691,934
Syngenta	5,139		1,186,147
Xstrata	57,278		773,295
Total			10,417,079

Turkey (0.7%)
BIM Birlesik Magazalar	12,333		486,707

United Kingdom (34.4%)
Admiral Group	65,529		1,047,026
Aggreko	57,660		526,867
AstraZeneca	22,667		1,061,343
Barclays	250,617		1,265,573
BG Group	141,237		2,356,962
British American Tobacco	72,132		2,238,785
Burberry Group	127,362		978,670
Diageo	71,004		1,112,562
GlaxoSmithKline	46,531		893,102
Greene King	73,862		521,607
HSBC Holdings	249,153		2,521,147
Kingfisher	161,477		573,877
Lloyds Banking Group	235,723		334,703
Next	14,434		411,102
Reckitt Benckiser Group	39,511		1,898,216
RSA Insurance Group	469,786		993,510
Standard Chartered	43,628		1,035,614
Tesco	211,717		1,299,727
Tullow Oil	86,989		1,436,414
Wm Morrison Supermarkets	183,824		827,560

Total			23,334,367

Total Common Stocks (Cost: $59,501,110)			$67,332,118

	Shares		Value(a)
Money Market Fund (2.0%)
RiverSource Short-Term Cash Fund, 0.41%	1,375,844	(e)	$1,375,844

Total Money Market Fund (Cost: $1,375,844)			$1,375,844

Investments of Cash Collateral Received for Securities on Loan (10.1%)

	Shares		Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	6,809,728		$6,809,728

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $6,809,728)			$6,809,728

Total Investments in Securities (Cost: $67,686,682)(f)			$75,517,690

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at
July 31, 2009:

	Percentage of net
Industry	assets	Value
Automobiles	2.7%	$1,847,102
Beverages	4.3	2,916,612
Capital Markets	1.8	1,191,223
Chemicals	6.4	4,361,333
Commercial Banks	14.6	9,870,385
Commercial Services & Supplies	0.8	526,867
Diversified Financial Services	2.0	1,368,234
Diversified Telecommunication Services	4.5	3,069,368
Electric Utilities	1.6	1,064,056
Electrical Equipment	1.4	937,992
Food & Staples Retailing	6.5	4,390,210
Food Products	5.2	3,541,245
Health Care Equipment & Supplies	1.1	726,216
Health Care Providers & Services	2.8	1,891,378
Hotels, Restaurants & Leisure	0.8	521,607
Household Products	2.8	1,898,216
Insurance	5.3	3,595,364
Metals & Mining	3.8	2,586,220
Multiline Retail	0.6	411,102
Oil, Gas & Consumable Fuels	8.4	5,663,835
Personal Products	1.0	691,608
Pharmaceuticals	11.8	8,019,652
Software	1.5	1,001,796
Specialty Retail	0.8	573,877
Textiles, Apparel & Luxury Goods	2.6	1,757,950
Tobacco	3.3	2,238,785
Transportation Infrastructure	1.0	669,885
Other(1)	12.1	8,185,572

Total		$75,517,690

(1)	Cash & Cash Equivalents.

Notes to Portfolio of Investments
(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2009.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars.
(d) At July 31, 2009, security was partially or fully on loan.
(e) Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.
(f) At July 31, 2009, the cost of securities for federal income tax purposes was approximately $67,687,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$10,419,000
Unrealized depreciation	(2,588,000)

Net unrealized appreciation	$7,831,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Semiannual report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data. The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Equity Securities
Common Stocks (a)	$67,332,118	$—	$—	$67,332,118

Total Equity Securities	67,332,118	—	—	67,332,118

Other
Affiliated Money Market Fund (b)	1,375,844	—	—	1,375,844
Investments of Cash Collateral Received for Securities on Loan	6,809,728	—	—	6,809,728

Total Other	8,185,572	—	—	8,185,572

Total	$75,517,690	$—	$—	$75,517,690

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

Portfolio of Investments
Threadneedle International Opportunity Fund
July 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.7%)(c)

Issuer	Shares		Value(a)
Australia (5.8%)
Australia & New Zealand Banking Group	167,834		$2,600,241
BHP Billiton	98,051		3,102,960
CSL	103,192		2,635,819
Macquarie Group	53,304		1,961,861
Newcrest Mining	85,515		2,144,973
QBE Insurance Group	115,812		1,888,193
Rio Tinto	35,821	(d)	1,808,977
Rio Tinto	148,144		6,159,531

Total			22,302,555

Belgium (1.7%)
Colruyt	18,081		4,045,451
Fortis	648,226	(b)	2,521,935

Total			6,567,386

Brazil (1.6%)
Lojas Renner	133,500		1,955,509
OGX Petroleo e Gas Participacoes	3,300		2,105,517
Vale ADR	111,499		1,917,783

Total			5,978,809

Canada (2.2%)
Canadian Pacific Railway	52,000		2,312,678
First Uranium	200,000	(b,d)	727,934
Suncor Energy	100,000		3,234,852

Total			6,275,464

China (1.4%)
China Life Insurance Series H	463,000		2,052,157
CNOOC	1,319,000	(d)	1,773,435
Industrial & Commercial Bank of China Series H	5,011,000		3,607,957

Total			7,433,549

France (10.0%)
Air Liquide	36,147		3,773,844
ALSTOM	50,632		3,475,734
BNP Paribas	55,991		4,081,395
Essilor Intl	69,084	(d)	3,829,763
LVMH Moet Hennessy Louis Vuitton	44,354		4,000,486
Sanofi-Aventis	83,827		5,490,459
Societe Generale	57,823		3,712,276
Total	181,420		10,059,843

Total			38,423,800

Germany (7.5%)
BMW	53,450		2,470,242
Daimler	84,242		3,898,125
E.ON	114,342		4,327,914
Fresenius Medical Care & Co	129,537	(d)	5,947,907
Linde	32,985		3,112,795
Munich Re Group	24,632		3,724,080
SAP	77,829		3,660,162
Wincor Nixdorf	31,848		1,709,257

Total			28,850,482

Greece (0.6%)
Natl Bank of Greece	83,543	(b)	2,438,287

Hong Kong (5.0%)
China Mobile	164,000		1,722,547
China Overseas Land & Investment	2,239,120		5,524,182
Esprit Holdings	390,000		2,818,095
Hong Kong Exchanges and Clearing	190,700		3,597,500
Li & Fung	1,093,600	(d)	3,224,389
Sun Hung Kai Properties	143,000		2,175,467

Total			19,062,180

Issuer	Shares		Value(a)
Ireland (0.5%)
C&C Group	673,673		1,968,103

Israel (0.8%)
Teva Pharmaceutical Inds ADR	57,601		3,072,437

Japan (16.5%)
AIR WATER	64,000		709,683
Asahi Breweries	33,600	(d)	534,546
Asatsu-DK	14,500	(d)	325,714
Bridgestone	52,700		915,843
Canon	34,500		1,287,368
Central Japan Railway	96		579,450
Chubu Electric Power	18,200		438,647
Dai Nippon Printing	49,000		717,907
Daihatsu Motor	27,000		303,964
Daiichi Sankyo	19,000		345,455
Daikin Inds	3,500		127,260
Daiwa House Industry	32,000		331,163
Daiwa Securities Group	54,000		319,662
DENSO	15,700		463,864
Doutor Nichires Holdings	23,500		325,671
eAccess	420		326,321
East Japan Railway	15,600		895,434
FamilyMart	29,500		960,465
FANUC	6,200		509,239
Fuji Heavy Inds	107,000		432,072
Fuji Oil	13,500		165,967
FUJIFILM Holdings	26,500		865,592
Fujitsu	118,000	(d)	775,856
Fukuoka Financial Group	103,000		451,850
Gunma Bank	105,000		610,465
Hitachi Construction Machinery	9,600		170,385
Honda Motor	51,000		1,644,292
Hoya	41,900		1,012,067
INPEX	29		221,945
Jafco	9,300		326,385
Japan Real Estate Investment	36	(d)	301,395
JFE Holdings	20,700		833,689
JSR	26,300		474,290
JTEKT	35,500		401,908
Kansai Electric Power	24,800		554,461
KDDI	133		705,772
Kissei Pharmaceutical	13,000		304,387
Komatsu	30,800		504,326
Konica Minolta Holdings	41,500		454,043
Kubota	122,000		1,098,774
Kurita Water Inds	19,800		657,209
Kyocera	10,000		805,497
Matsui Securities	65,200	(d)	622,364
Mitsubishi	56,900		1,136,797
Mitsubishi Electric	94,000		689,598
Mitsubishi Estate	82,000		1,366,956
Mitsubishi UFJ Financial Group	292,300		1,748,856
Mitsui & Co	56,800		712,702
Mitsui Fudosan	33,000	(d)	606,977
Mizuho Financial Group	400,600		910,455
Mizuno	34,000		153,467
Murata Mfg	22,900		1,123,214
NHK Spring	43,000		311,364
Nidec	20,300		1,469,926
Nintendo	4,500		1,217,283
Nippon Building Fund	34		305,497
Nippon Mining Holdings	58,500		278,277
Nippon Paper Group	10,500		270,825
Nippon Sheet Glass	107,000	(d)	320,095
Nippon Telegraph & Telephone	37,300		1,541,681
Nissan Chemical Inds	14,000		188,580
Nitori	7,200		516,025
Nomura Holdings	90,800		795,700
NTT Data	186		627,209
NTT DoCoMo	783		1,135,598

Issuer	Shares		Value(a)
Osaka Gas	180,000		599,366
Pacific Golf Group Intl Holdings	668		380,605
Panasonic	40,800		646,934
Ricoh	13,000		170,677
Rohm	6,000		446,512
Seven & I Holdings	26,500		621,882
Shimachu	15,100		320,835
Shimano	7,700		315,814
Shin-Etsu Chemical	23,800		1,283,087
Shinko Plantech	17,700		145,380
Shionogi & Co	71,000		1,470,286
Shizuoka Bank	49,000		482,748
Showa Denko	166,000		308,837
Showa Shell Sekiyu	14,100		157,843
Sony	14,100		398,705
SUMCO	10,400		195,137
Sumitomo Electric Inds	22,900		285,403
Sumitomo Forestry	19,000		151,237
Sumitomo Metal Inds	225,000		561,311
Sumitomo Mitsui Financial Group	29,500		1,262,949
Sumitomo Warehouse	151,000		640,074
T&D Holdings	13,650		401,131
Taisho Pharmaceutical	15,000		289,535
Takashimaya	36,000		296,829
TOC	62,200		255,770
Toda	77,000		293,837
Tokio Marine Holdings	28,400		825,581
Tokyo Electron	12,500		655,391
Tokyo Gas	159,000		583,224
Tokyo Tatemono	30,000		147,146
Tokyu	93,000		456,152
Toyota Motor	97,700		4,120,751
Yahoo! Japan	2,887		947,583
Yamada Denki	5,440		340,431
Yamato Kogyo	6,600		205,814
ZEON	88,000		367,442

Total			63,271,968

Mexico (0.3%)
Wal-Mart de Mexico Series V	294,200		1,003,241

Netherlands (5.0%)
ING Groep	307,894		3,948,136
Koninklijke (Royal) KPN	453,416	(d)	6,813,782
Koninklijke Ahold	365,300		4,153,775
Unilever	160,243		4,377,700

Total			19,293,393

Portugal (0.6%)
Jeronimo Martins	328,029		2,299,970

Singapore (1.3%)
DBS Group Holdings	292,500		2,821,628
Keppel	356,000		2,075,852

Total			4,897,480

South Korea (1.2%)
Samsung Electronics	4,434		2,613,651
Shinhan Financial Group	64,591	(b)	2,187,654

Total			4,801,305

Spain (3.7%)
Banco Santander	547,228		7,923,314
Telefonica	255,011		6,343,422

Total			14,266,736

Switzerland (11.0%)
Credit Suisse Group	117,184		5,538,933
Nestlé	288,696		11,883,997
Novartis	86,657		3,969,485
Roche Holding	80,484		12,693,341
Syngenta	24,476		5,649,370
Xstrata	191,618		2,586,984

Total			42,322,110

Issuer	Shares	Value(a)
Taiwan (1.3%)
Hon Hai Precision Industry	896,310	3,088,086
Taiwan Semiconductor Mfg	1,015,049	1,822,867

Total		4,910,953

United Kingdom (20.7%)
Admiral Group	164,345	2,625,912
Aggreko	242,060	2,211,816
AstraZeneca	86,946	4,071,096
BAE Systems	378,193	1,939,503
Barclays	733,468	3,703,889
BG Group	629,761	10,509,446
BP	398,082	3,306,300
British American Tobacco	255,366	7,925,878
Burberry Group	383,789	2,949,096
Diageo	192,477	3,015,923
HSBC Holdings	753,092	7,620,441
Kingfisher	681,007	2,420,247
Next	72,973	2,078,381
Reckitt Benckiser Group	137,227	6,592,757
Standard Chartered	230,336	5,467,572
Tesco	740,351	4,544,997
Tullow Oil	261,419	4,316,706
Vodafone Group	1,154,755	2,366,863
Wm Morrison Supermarkets	515,549	2,320,958

Total		79,987,781

Total Common Stocks
(Cost: $352,668,600)		$379,427,989

Money Market Fund (0.9%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.41%	3,373,268	(e)	$3,373,268

Total Money Market Fund
(Cost: $3,373,268)			$3,373,268

Investments of Cash Collateral Received for Securities on Loan (5.0%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	19,261,644	$19,261,644

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $19,261,644)		$19,261,644

Total Investments in Securities
(Cost: $375,303,512)(f)		$402,062,901

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at July 31, 2009:

	Percentage of net
Industry	assets	Value
Aerospace & Defense	0.5%	$1,939,503
Auto Components	0.4	1,691,071
Automobiles	3.3	12,869,446
Beverages	1.4	5,518,572
Biotechnology	0.7	2,635,819
Building Products	0.1	447,355
Capital Markets	2.5	9,564,905
Chemicals	4.1	15,867,928
Commercial Banks	13.4	51,631,977
Commercial Services & Supplies	0.8	2,929,723
Computers & Peripherals	0.6	2,485,113
Construction & Engineering	0.1	293,837
Distributors	0.8	3,224,389
Diversified Financial Services	2.6	10,067,571
Diversified Telecommunication Services	3.8	14,698,885
Electric Utilities	1.4	5,321,022
Electrical Equipment	1.2	4,450,735
Electronic Equipment, Instruments & Components	2.2	8,364,382
Energy Equipment & Services	—	145,380
Food & Staples Retailing	5.2	19,950,739
Food Products	4.3	16,427,664
Gas Utilities	0.3	1,182,590
Health Care Equipment & Supplies	1.0	3,829,763
Health Care Providers & Services	1.5	5,947,907
Hotels, Restaurants & Leisure	0.2	706,276
Household Durables	0.3	1,196,876
Household Products	1.7	6,592,757
Industrial Conglomerates	0.5	2,075,852
Insurance	3.0	11,517,054
Internet Software & Services	0.3	1,273,904
IT Services	0.2	627,209
Leisure Equipment & Products	0.1	469,281
Machinery	0.9	3,341,841
Media	0.1	325,714
Metals & Mining	5.2	20,049,956
Multiline Retail	1.1	4,330,719
Office Electronics	0.5	1,912,088
Oil, Gas & Consumable Fuels	9.4	35,964,164
Paper & Forest Products	0.1	270,825
Pharmaceuticals	8.3	31,706,481
Real Estate Investment Trusts (REITs)	0.2	606,892
Real Estate Management & Development	2.7	10,407,661
Road & Rail	1.1	4,243,714
Semiconductors & Semiconductor Equipment	1.5	5,733,558
Software	1.3	4,877,445
Specialty Retail	1.7	6,415,633
Textiles, Apparel & Luxury Goods	1.8	6,949,582
Tobacco	2.1	7,925,878
Trading Companies & Distributors	0.5	1,849,499
Transportation Infrastructure	0.2	640,074
Wireless Telecommunication Services	1.5	5,930,780
Other(1)	5.9	22,634,912

Total		$402,062,901

(1)	Cash & Cash Equivalents.
Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At July 31, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at July 31, 2009.

(f)	At July 31, 2009, the cost of securities for federal income tax purposes was approximately $375,304,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$52,890,000
Unrealized depreciation	(26,131,000)

Net unrealized appreciation	$26,759,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Semiannual report dated April 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

	Fair value at July 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Equity Securities
Common Stocks(a)	$379,427,989	$—	$—	$379,427,989

Total Equity Securities	379,427,989	—	—	379,427,989

Other
Affiliated Money Market Fund(b)	3,373,268	—	—	3,373,268
Investments of Cash Collateral Received for Securities on Loan	19,261,644	—	—	19,261,644

Total Other	22,634,912	—	—	22,634,912

Total	$402,062,901	$—	$—	$402,062,901

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2009.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource International Series, Inc.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date	September 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date	September 29, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	September 29, 2009